Goodwill (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill
Schedule of changes in the carrying amount of goodwill

Amounts
(in millions of RMB)
Balance as of April 1, 2012	11,436
Additions	152
Deconsolidation of a subsidiary	(137)
Impairment	(157)
Foreign currency translation adjustments	—

Balance as of March 31, 2013	11,294
Additions	543
Impairment	(44)
Foreign currency translation adjustments	—

Balance as of March 31, 2014	11,793
Additions	30,319
Deconsolidation of a subsidiary	(4)
Impairment	(175)
Foreign currency translation adjustments	—

Balance as of March 31, 2015	41,933